Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Research and development expenses, net			$ 8,311
General and administrative expenses	2,373	9,462	9,550
Impairment of fixed assets			1,426
Operating income (loss)	(2,373)	(9,462)	(19,287)
Other income (expense):
Impairment of loans receivable		(16,487)
Income on Debt Extinguishment and Conversion	6,525
Finance income, net	(12)	800	1,719
Net income (loss)	4,140	(25,149)	(17,568)
Comprehensive income (loss)	$ 4,140	$ (25,149)	$ (17,568)
Income (loss) per share:
Net income (loss) per ordinary share - basic (in Dollars per share)	$ 0.66	$ (4.3)	$ (3)
Net income (loss) per ordinary share - diluted (in Dollars per share)	$ 0.66	$ (4.3)	$ (3)
Weighted average number of ordinary shares outstanding - basic (in Shares)	6,232,226	5,849,013	5,848,737
Weighted average number of ordinary shares outstanding - diluted (in Shares)	6,232,226	5,849,013	5,848,737